Disposal of assets and other transactions	12 Months Ended
Dec. 31, 2025
Disposal Of Assets And Other Transactions
Disposal of assets and other transactions

29.	Disposal of assets and other transactions

The major classes of assets and related liabilities classified as held for sale are shown in the following table:

		12.31.2025	12.31.2024
	E&P	Total	Total
Assets classified as held for sale
Property, plant and equipment (1)	25	25	510
Total	25	25	510
Liabilities on assets classified as held for sale
Provision for decommissioning costs (1)	103	103	713
Total	103	103	713
(1) In 2025, the reduction is related to the sale of the Cherne and Bagre fields. For more information, see note 29.1.

29.1.	Closed sales

In August 2025, Petrobras closed the sale of the Company's entire interest in Cherne and Bagre producing fields, located in the shallow waters of the Campos Basin, to Perenco Petróleo and Gás (“Perenco”).

The transaction was closed with the payment of US$ 9 to Petrobras, in addition to US$ 1 paid to Petrobras in April 2024, at the signing of the transaction. A US$ 2 gain was recognized in other income and expenses within results on disposal/write-offs of assets.

These fields had their production interrupted in March 2020, and their respective production facilities have been idled since then. This sale agreement provided for compensation adjustments to be paid by Petrobras to Perenco to maintain the operating conditions of these assets, intended to make Perenco resume production of these fields as an alternative to their decommissioning, which is no longer an obligation of Petrobras.

Accounting Policy for assets and liabilities held for sale

Assets and liabilities associated with these assets are classified as held for sale if their carrying amounts will be recovered mainly through a sale transaction.

The condition for classification as held for sale is met only when the sale is approved by the Company’s Board of Directors and the asset or disposal group is available for immediate sale in its present condition and there is the expectation that the sale will occur within 12 months after its classification as held for sale. However, an extended period required to complete a sale does not preclude an asset (or disposal group) from being classified as held for sale if the delay is caused by events or circumstances beyond the Company’s control and there is sufficient evidence that the Company remains committed to its plan to sell the assets (or disposal groups).

Assets and liabilities associated with these assets classified as held for sale are measured at the lower of their carrying amount or fair value less disposal expenses.

For non-current assets classified as held for sale, provisions for decommissioning costs related to these assets are also disclosed. Any commitments for decommissioning assumed by the Company as a result of a sale are recognized after the closing of the transaction, in accordance with the contractual terms.

29.2.	Contingent assets from disposed investments and other transactions

Some disposed assets and other agreements provide for receipts subject to contractual clauses, especially related to the Brent variation in transactions related to E&P assets.

The transactions that may generate revenue recognition, accounted for within other income and expenses, are presented below:

Transaction	Closing date	Contingent assets at the closing date	Assets recognized in 2025	Assets recognized in previous periods	Balance of contingent assets as of December 31, 2025
Surplus volume of the Transfer of Rights Agreement
Sepia and Atapu (1)	April 2022	5,263	242	1,272	3,744
Sales in previous years
Riacho da Forquilha cluster	December 2019	62	−	58	4
Pampo and Enchova cluster	July 2020	650	55	303	292
Baúna field	November 2020	285	18	253	14
Cricare cluster	December 2021	118	−	106	12
Peroá cluster	August 2022	43	16	10	17
Papa-Terra field	December 2022	90	22	32	36
Albacora Leste field	January 2023	250	−	225	25
Norte Capixaba cluster	April 2023	66	−	33	33
Golfinho and Camarupim clusters	August 2023	60	−	20	40
Total		6,887	353	2,312	4,217
(1) The amount recorded in other income and expenses, net is adjusted to present value (see note 11). In December 2025, considering that the average Brent price range did not reach the maximum limit of US$ 70/bbl, this contingent asset was reduced to US$ 5,258.

Sépia and Atapu

In 2022, Petrobras signed Production Individualization Agreements (AIPs) for Atapu and Sépia fields, according to the results of the Second Bidding Round for the Surplus Volume of the Transfer of Rights Agreement in the Production Sharing regime, which was held in 2021. Petrobras explores the Sépia field as part of a consortium with TotalEnergies (28% interest), Petronas Petróleo Brasil Ltda. (21% interest) and QP Brasil Ltda. (21% interest), and explores the Atapu field as part of a consortium with Shell Brasil Petróleo Ltda (25% interest) and TotalEnergies EP Brasil Ltda. (22.5% interest).

In addition to the amounts received by Petrobras in previous years following the signing of the AIPs, as established in Ordinance No. 8/2021, until 2032, whenever the price of Brent oil reaches an annual average ranging from US$ 40.00 to US$ 70.00, an earnout is due to Petrobras.